Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Roundhill ETF Trust
Entity Central Index Key	0001976517
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Roundhill Bitcoin Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Bitcoin Covered Call Strategy ETF
Class Name	Roundhill Bitcoin Covered Call Strategy ETF
Trading Symbol	YBTC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Bitcoin Covered Call Strategy ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Bitcoin Covered Call Strategy ETF	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 33,298,646
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$33,298,646
Number of Holdings	5
Portfolio Turnover	0%

30-Day SEC Yield	5.78%
30-Day SEC Yield Unsubsidized	4.08%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	97.1%
First American Government Obligations Fund	2.8%
Proshares Bitcoin Strategy ETF	-13.3%

Security Type	(%)
U.S. Treasury Bills	97.1%
Money Market Funds	2.8%
Purchased Options	0.9%
Written Options	-14.2%
Cash & Other	13.4%

Industry	(%)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Daily 2X Long Magnificent Seven ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Daily 2X Long Magnificent Seven ETF
Class Name	Roundhill Daily 2X Long Magnificent Seven ETF
Trading Symbol	MAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Daily 2X Long Magnificent Seven ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Daily 2X Long Magnificent Seven ETF	$56	0.95%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 6,848,949
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$6,848,949
Number of Holdings	20
Portfolio Turnover	0%

30-Day SEC Yield	3.09%
30-Day SEC Yield Unsubsidized	3.68%

Holdings [Text Block]

Top 10 Issuers	(%)
Roundhill Magnificent Seven ETF	70.2%
United States Treasury Bill	52.7%
First American Government Obligations Fund	18.9%

Security Type	(%)
Total Return Swaps	70.2%
U.S. Treasury Bills	52.7%
Money Market Funds	18.9%
Cash & Other	-41.8%

Industry	(%)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Daily Inverse Magnificent Seven ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Daily Inverse Magnificent Seven ETF
Class Name	Roundhill Daily Inverse Magnificent Seven ETF
Trading Symbol	MAGQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Daily Inverse Magnificent Seven ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Daily Inverse Magnificent Seven ETF	$44	0.95%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 634,480
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$634,480
Number of Holdings	3
Portfolio Turnover	0%

30-Day SEC Yield	4.98%
30-Day SEC Yield Unsubsidized	3.65%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	102.7%
First American Government Obligations Fund	7.8%
SOLACTIVE MAGNIFICENT SEVEN EQUAL WEIGHTED PR INDEX	-10.1%

Security Type	(%)
U.S. Treasury Bills	102.8%
Money Market Funds	7.8%
Total Return Swaps	-10.1%
Cash & Other	-0.5%

Industry	(%)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill GLP-1 & Weight Loss ETF
Shareholder Report [Line Items]
Fund Name	Roundhill GLP-1 & Weight Loss ETF
Class Name	Roundhill GLP-1 & Weight Loss ETF
Trading Symbol	OZEM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill GLP-1 & Weight Loss ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill GLP-1 & Weight Loss ETF	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 32,993,171
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$32,993,171
Number of Holdings	31
Portfolio Turnover	8%

30-Day SEC Yield	0.51%
30-Day SEC Yield Unsubsidized	0.55%

Holdings [Text Block]

Top 10 Issuers	(%)
Eli Lilly & Co.	21.2%
Novo Nordisk AS	19.7%
Zealand Pharma AS	5.2%
Chugai Pharmaceutical Co. Ltd.	4.6%
Amgen, Inc.	4.4%
Innovent Biologics, Inc.	3.7%
Roche Holding AG	3.3%
AstraZeneca PLC	3.2%
Hanmi Pharm Co. Ltd.	2.7%
Viking Therapeutics, Inc.	2.7%

Top Sectors	(%)
Consumer, Non-cyclical	99.5%
Communications	0.4%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill N-100 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Class Name	Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Trading Symbol	QDTE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Innovation-100 0DTE Covered Call Strategy ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 55,402,828
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$55,402,828
Number of Holdings	2
Portfolio Turnover	66%

30-Day SEC Yield	-0.46%
30-Day SEC Yield Unsubsidized	-0.36%

Holdings [Text Block]

Top 10 Issuers	(%)
Nasdaq 100 Stock Index	91.4%
First American Government Obligations Fund	8.6%

Security Type	(%)
Purchased Options	91.3%
Money Market Funds	8.6%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill S&P 500 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill S&P 500 0DTE Covered Call Strategy ETF
Class Name	Roundhill S&P 500 0DTE Covered Call Strategy ETF
Trading Symbol	XDTE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill S&P 500 0DTE Covered Call Strategy ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill S&P 500 0DTE Covered Call Strategy ETF	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 16,042,412
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$16,042,412
Number of Holdings	2
Portfolio Turnover	17%

30-Day SEC Yield	-0.54%
30-Day SEC Yield Unsubsidized	-0.51%

Holdings [Text Block]

Top 10 Issuers	(%)
S&P 500 Index	94.1%
First American Government Obligations Fund	5.8%

Security Type	(%)
Purchased Options	94.1%
Money Market Funds	5.8%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill S&P Dividend Monarchs ETF
Shareholder Report [Line Items]
Fund Name	Roundhill S&P Dividend Monarchs ETF
Class Name	Roundhill S&P Dividend Monarchs ETF
Trading Symbol	KNGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill S&P Dividend Monarchs ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill S&P Dividend Monarchs ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 2,957,227
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$2,957,227
Number of Holdings	38
Portfolio Turnover	24%

30-Day SEC Yield	2.63%
30-Day SEC Yield Unsubsidized	2.58%

Holdings [Text Block]

Top 10 Issuers	(%)
Black Hills Corp.	5.3%
Federal Realty Investment Trust	4.7%
Kimberly-Clark Corp.	4.3%
Sonoco Products Co.	4.2%
National Fuel Gas Co.	4.1%
Kenvue, Inc.	3.9%
AbbVie, Inc.	3.8%
Coca-Cola Co.	3.7%
Archer-Daniels-Midland Co.	3.5%
Johnson & Johnson	3.4%

Top Sectors	(%)
Consumer, Non-cyclical	43.5%
Utilities	18.0%
Industrial	14.1%
Consumer, Cyclical	9.3%
Basic Materials	7.8%
Financial	6.9%
Cash & Other	0.4%

Industry	(%)
Cosmetics/Personal Care	9.2%
Pharmaceuticals	8.9%
Water	8.6%
Retail	8.5%
Beverages	6.8%
Chemicals	6.7%
Electric	5.3%
Food	5.1%
REITS	4.6%
Cash & Other	36.3%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/